Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2013	$ 2,852,681	$ 15,295	$ (1,829,991)	$ 533,863	$ 3,926,638	$ 206,876
Balance, Shares at Dec. 31, 2013		15,294,800
Net income	1,782,101				1,782,101
Issuance of common shares for cash	1,174,380	$ 635	1,173,745
Issuance of common shares for cash, Shares		634,800
Capital contribution from owners	3,340,396		3,340,396
Foreign currency translation adjustment	27,280					27,280
Transfer to reserve				247,868	(247,868)
Balance at Dec. 31, 2014	9,176,838	$ 15,930	2,684,150	781,731	5,460,871	234,156
Balance, Shares at Dec. 31, 2014		15,929,600
Net income	4,774,243				4,774,243
Issuance of common shares for cash	8,497,024	$ 2,400	8,494,624
Issuance of common shares for cash, Shares		2,400,000
Foreign currency translation adjustment	(684,590)					(684,590)
Transfer to reserve				506,886	(506,886)
Balance at Dec. 31, 2015	21,763,515	$ 18,330	11,178,774	1,288,617	9,728,228	(450,434)
Balance, Shares at Dec. 31, 2015		18,329,600
Net income	8,277,251				8,277,251
Foreign currency translation adjustment	(1,537,534)					(1,537,534)
Transfer to reserve				779,218	(779,218)
Balance at Dec. 31, 2016	$ 28,503,232	$ 18,330	$ 11,178,774	$ 2,073,060	$ 17,271,379	$ (1,990,149)
Balance, Shares at Dec. 31, 2016		18,329,600